EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

14.EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2012, 2013 and 2014 as follows:

	2012	2013	2014
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	470,106	500,640	438,910
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	57,510,591	58,551,925	58,475,397
Dilutive effect of share options	1,864,532	1,517,272	1,216,596
Denominator for diluted earnings per share	59,375,123	60,069,197	59,691,993
Basic earnings per share	8.17	8.55	7.51
Diluted earnings per share	7.92	8.33	7.35

The convertible senior notes were not included in the calculation of diluted EPS in 2014 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 2,520,002 in 2012, 2,707,713 in 2013 and 2,196,406 in 2014, from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded 1,462,204 common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.